Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited)

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Corporate Bonds (35.3%)
		Australia (1.4%)
		Basic Materials
	$892	Newcastle Coal Infrastructure Group Pty. Ltd. (a)	4.40%	09/29/27	$871,814
	1,881	Newcastle Coal Infrastructure Group Pty. Ltd. (a)	4.70	05/12/31	1,768,400
					2,640,214
		Consumer, Non-Cyclical
EUR	1,405	Transurban Finance Co. Pty. Ltd.	4.225	04/26/33	1,533,728
		Finance
	2,630	Australia & New Zealand Banking Group Ltd.	5.101	02/03/33	2,867,964
	$4,000	Westpac Banking Corp.	2.668	11/15/35	3,422,265
					6,290,229
		Industrials
EUR	1,200	Sydney Airport Finance Co. Pty. Ltd.	4.375	05/03/33	1,322,589
		Total Australia			11,786,760

		Austria (0.1%)
		Finance
	900	JAB Holdings BV	4.75	06/29/32	1,001,348

		Brazil (0.2%)
		Industrials
	$1,955	MV24 Capital BV	6.748	06/01/34	1,870,276

		Burkina Faso (0.2%)
		Basic Materials
	2,130	IAMGOLD Corp. (a)	5.75	10/15/28	2,088,290

		Canada (0.6%)
		Consumer, Non-Cyclical
	1,370	Garda World Security Corp. (a)	6.00	06/01/29	1,321,125
	2,200	Garda World Security Corp. (a)	8.375	11/15/32	2,273,275
					3,594,400
		Utilities
	1,300	Algonquin Power & Utilities Corp. (b)	5.365	06/15/26	1,306,922
		Total Canada			4,901,322

		China (0.2%)
		Communications
EUR	2,000	Prosus NV	2.031	08/03/32	1,786,258

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Colombia (0.2%)
		Energy
	$2,000	Ecopetrol SA	8.875%	01/13/33	$2,062,640

		Denmark (1.0%)
		Finance
EUR	5,000	Danske Bank AS	1.375	02/12/30	5,185,370
DKK	26,150	Realkredit Danmark AS	4.00	10/01/56	3,631,445
		Total Denmark			8,816,815

		France (4.5%)
		Communications
EUR	3,500	Orange SA	5.00	(c)	3,743,187
		Consumer, Cyclical
	1,500	RCI Banque SA	5.50	10/09/34	1,635,406
		Consumer, Non-Cyclical
	1,700	Cerba Healthcare SACA	3.50	05/31/28	1,563,612
		Energy
	6,480	TotalEnergies SE	2.00	(c)	6,131,483
	1,330	TotalEnergies SE	3.25	(c)	1,238,016
					7,369,499
		Finance
	2,200	AXA SA	3.25	05/28/49	2,267,110
	2,000	Banque Federative du Credit Mutuel SA	5.125	01/13/33	2,251,187
	3,600	BPCE SA	5.75	06/01/33	3,999,457
	2,000	Credit Agricole Assurances SA	1.50	10/06/31	1,806,002
	4,000	Societe Generale SA	1.00	11/24/30	4,075,304
	$1,850	Societe Generale SA (a)	5.50	04/13/29	1,854,508
					16,253,568
		Industrials
	500	Calderys Financing II LLC, 11.75% PIK (a)(d)	11.75	06/01/28	517,733
		Utilities
EUR	2,800	Electricite de France SA	2.625	(c)	2,784,433
	4,400	Engie SA	4.75	(c)	4,711,339
	300	Engie SA	5.125	(c)	323,269
					7,819,041
		Total France			38,902,046

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Germany (2.1%)
		Consumer, Cyclical
EUR	600	Volkswagen International Finance NV	3.875%	(c)	$615,204
	2,000	Volkswagen International Finance NV	4.625	(c)	2,087,250
	1,700	Volkswagen International Finance NV	7.50	(c)	1,921,710
					4,624,164
		Consumer, Non-Cyclical
	2,580	Bayer AG	4.625	05/26/33	2,838,838
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,313,458
		Finance
	300	Allianz SE	2.121	07/08/50	291,109
	1,900	Allianz SE	5.824	07/25/53	2,237,411
	1,000	Deutsche Bank AG	4.50	07/12/35	1,083,399
	1,900	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	1,958,663
	2,000	Vonovia SE	0.625	12/14/29	1,830,922
					7,401,504
		Utilities
	750	RWE AG	3.625	01/10/32	796,536
		Total Germany			17,974,500

		Greece (0.9%)
		Finance
	3,120	National Bank of Greece SA	8.00	01/03/34	3,694,013
	3,310	Piraeus Financial Holdings SA	7.25	04/17/34	3,805,461
		Total Greece			7,499,474

		Hong Kong (0.2%)
		Industrials
	$1,900	Seaspan Corp. (a)	5.50	08/01/29	1,754,005

		Italy (1.4%)
		Finance
EUR	3,000	Generali	5.50	10/27/47	3,286,738
	$2,825	Intesa Sanpaolo SpA (a)	7.20	11/28/33	3,093,084
					6,379,822

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Utilities
EUR	4,850	Enel SpA	6.375%	(c)	$5,411,966
		Total Italy			11,791,788

		Japan (0.2%)
		Consumer, Non-Cyclical
	1,450	JT International Financial Services BV	3.625	04/11/34	1,495,393

		Luxembourg (0.4%)
		Basic Materials
	660	INEOS Finance PLC (a)(e)	5.625	08/15/30	693,818
		Finance
	1,000	Blackstone Property Partners Europe Holdings SARL	1.25	04/26/27	992,322
	1,550	Logicor Financing SARL	3.25	11/13/28	1,595,905
					2,588,227
		Total Luxembourg			3,282,045

		Mexico (0.6%)
		Finance
	$1,520	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,185,600
	1,800	Banco Mercantil del Norte SA (a)	8.375	(c)	1,783,440
	1,700	BBVA Bancomer SA (a)	8.45	06/29/38	1,759,668
		Total Mexico			4,728,708

		Netherlands (1.5%)
		Finance
EUR	4,000	ING Groep NV	1.00	11/13/30	4,078,487
	2,300	NN Group NV	4.50	(c)	2,412,613
					6,491,100
		Industrials
	$1,000	Trivium Packaging Finance BV (a)	8.50	08/15/27	1,001,354
		Utilities
EUR	2,350	Alliander NV	4.50	(c)	2,523,960
	2,360	TenneT Holding BV	4.625	(c)	2,508,272
					5,032,232
		Total Netherlands			12,524,686

		Panama (0.2%)
		Utilities
	$2,345	AES Panama Generation Holdings SRL	4.375	05/31/30	2,052,196

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Portugal (0.2%)
		Utilities
EUR	1,800	EDP - Energias de Portugal SA	1.70%	07/20/80	$1,851,589

		Spain (3.9%)
		Communications
	1,910	Lorca Telecom Bondco SA	4.00	09/18/27	1,987,409
	1,800	Telefonica Emisiones SA	4.055	01/24/36	1,923,594
	1,800	Telefonica Europe BV	2.502	(c)	1,826,144
					5,737,147
		Energy
	2,050	Repsol International Finance BV	2.50	(c)	2,084,380
		Finance
	1,000	Banco Santander SA	3.125	01/19/27	1,042,427
	$4,400	Banco Santander SA	5.179	11/19/25	4,402,366
EUR	4,200	Banco Santander SA	5.75	08/23/33	4,655,463
	5,000	CaixaBank SA	2.25	04/17/30	5,177,594
	2,000	CaixaBank SA	4.375	08/08/36	2,126,989
					17,404,839
		Utilities
	5,600	Iberdrola Finanzas SA	4.875	(c)	6,018,441
	1,700	Iberdrola International BV	1.45	(c)	1,700,619
	1,000	NorteGas Energia Distribucion SA	0.905	01/22/31	878,439
					8,597,499
		Total Spain			33,823,865

		Sweden (0.6%)
		Consumer, Non-Cyclical
	1,770	Verisure Holding AB	3.25	02/15/27	1,815,670
		Finance
	3,025	Akelius Residential Property Financing BV	1.125	01/11/29	2,860,836
		Total Sweden			4,676,506

		Switzerland (0.9%)
		Consumer, Cyclical
	$2,100	VistaJet Malta Finance PLC/Vista Management Holding, Inc. (a)	6.375	02/01/30	1,926,603

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Finance
EUR	3,500	UBS Group AG	2.875%	04/02/32	$3,554,524
	$1,550	UBS Group AG (a)	9.016	11/15/33	1,882,459
					5,436,983
		Total Switzerland			7,363,586

		Turkey (0.5%)
		Basic Materials
	2,670	Eldorado Gold Corp. (a)	6.25	09/01/29	2,637,762
	1,920	WE Soda Investments Holding PLC	9.50	10/06/28	1,981,669
		Total Turkey			4,619,431

		United Kingdom (1.9%)
		Communications
GBP	2,350	Virgin Media Secured Finance PLC	4.25	01/15/30	2,589,826
	$1,340	Zegona Finance PLC (a)	8.625	07/15/29	1,433,833
					4,023,659
		Energy
EUR	3,700	BP Capital Markets PLC	3.625	(c)	3,793,420
	$2,175	BP Capital Markets PLC	4.875	(c)	2,101,430
					5,894,850
		Finance
EUR	2,100	HSBC Holdings PLC	4.856	05/23/33	2,391,079
	$3,300	NatWest Group PLC	4.964	08/15/30	3,266,250
					5,657,329
		Utilities
GBP	850	NGG Finance PLC	5.625	06/18/73	1,052,940
		Total United Kingdom			16,628,778

		United States (11.4%)
		Basic Materials
	$2,500	Celanese U.S. Holdings LLC	6.415	07/15/27	2,547,835
		Communications
	2,200	Arches Buyer, Inc. (a)	4.25	06/01/28	2,057,525
	2,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a)	4.50	08/15/30	1,820,931
	2,900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	2,185,014
	1,660	Clear Channel Outdoor Holdings, Inc. (a)	7.75	04/15/28	1,540,626

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
EUR	1,500	Comcast Corp.	3.25%	09/26/32	$1,561,462
	$2,690	McGraw-Hill Education, Inc. (a)	5.75	08/01/28	2,649,999
					11,815,557
		Consumer, Cyclical
	2,720	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	2,715,227
	5,650	Ford Motor Credit Co. LLC	7.35	03/06/30	5,998,291
	1,225	Las Vegas Sands Corp.	5.90	06/01/27	1,241,943
	3,138	Las Vegas Sands Corp.	6.00	08/15/29	3,182,961
	1,671	PetSmart, Inc./PetSmart Finance Corp. (a)	4.75	02/15/28	1,603,213
	2,250	Warnermedia Holdings, Inc.	4.279	03/15/32	1,987,374
					16,729,009
		Consumer, Non-Cyclical
	1,180	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	6.00	06/01/29	1,093,090
	1,080	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (a)	4.625	06/01/28	1,030,569
	4,300	Centene Corp.	2.50	03/01/31	3,579,308
	1,700	Chobani LLC/Chobani Finance Corp., Inc. (a)	7.625	07/01/29	1,776,684
	2,640	LifePoint Health, Inc. (a)	9.875	08/15/30	2,819,620
EUR	2,000	Upjohn Finance BV	1.362	06/23/27	2,001,618
					12,300,889
		Energy
	$3,725	Occidental Petroleum Corp.	7.50	05/01/31	4,086,183
	4,050	ONEOK, Inc.	5.05	11/01/34	3,871,532
					7,957,715
		Finance
	3,080	Ally Financial, Inc.	6.848	01/03/30	3,220,905
	2,075	American National Group, Inc.	5.75	10/01/29	2,079,916
EUR	2,270	Bank of America Corp.	2.824	04/27/33	2,294,146
	$1,180	Global Atlantic Fin Co. (a)	4.70	10/15/51	1,139,113
	925	Global Atlantic Fin Co. (a)	7.95	10/15/54	969,750
	1,350	KeyBank NA	5.85	11/15/27	1,383,734
	3,025	PNC Financial Services Group, Inc.	6.875	10/20/34	3,315,693
	3,400	U.S. Bancorp	5.678	01/23/35	3,434,546
	1,275	VICI Properties LP	5.125	11/15/31	1,246,556
	3,325	VICI Properties LP/VICI Note Co., Inc. (a)	5.75	02/01/27	3,358,499
					22,442,858

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Industrials
	$1,700	Artera Services LLC (a)	8.50%	02/15/31	$1,680,934
	200	Boeing Co.	6.259	05/01/27	205,216
	3,825	Boeing Co.	6.298	05/01/29	3,980,889
	1,800	Calderys Financing LLC (a)	11.25	06/01/28	1,928,425
EUR	2,240	Standard Industries, Inc.	2.25	11/21/26	2,283,026
	$1,600	Vontier Corp.	1.80	04/01/26	1,539,705
					11,618,195
		Technology
	1,900	AthenaHealth Group, Inc. (a)	6.50	02/15/30	1,839,675
	1,600	Cloud Software Group, Inc. (a)	6.50	03/31/29	1,574,182
	3,600	Concentrix Corp.	6.65	08/02/26	3,677,538
	2,000	McAfee Corp. (a)	7.375	02/15/30	1,972,296
	810	West Technology Group LLC (a)	8.50	04/10/27	679,385
					9,743,076
		Utilities
EUR	1,800	Duke Energy Corp.	3.85	06/15/34	1,877,569
	$1,250	Vistra Operations Co. LLC (a)	5.05	12/30/26	1,252,154
					3,129,723
		Total United States			98,284,857
		Total Corporate Bonds (Cost $309,916,637)			303,567,162

		Sovereign (8.1%)
		Angola (0.2%)
	2,200	Angolan Government International Bond	8.75	04/14/32	1,958,532

		Australia (0.6%)
AUD	11,230	Treasury Corp. of Victoria	2.00	09/17/35	5,113,041

		Egypt (0.3%)
	$2,510	Egypt Government International Bond	7.625	05/29/32	2,263,273

		Ghana (0.1%)
	1,500	Ghana Government International Bond (a)(b)	5.00	07/03/29 - 07/03/35	1,227,207

		Greece (1.0%)
EUR	8,000	Hellenic Republic Government Bond	3.375	06/15/34	8,407,594

		Indonesia (0.4%)
	3,399	Indonesia Government International Bond	3.875	01/15/33	3,538,025

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Ivory Coast (0.5%)
EUR	4,600	Ivory Coast Government International Bond (a)	4.875%	01/30/32	$4,259,047

		Mexico (1.1%)
MXN	55,000	Mexican Bonos	8.50	05/31/29	2,546,627
EUR	3,359	Mexico Government International Bond (e)	4.625	05/04/33	3,457,348
	1,300	Petroleos Mexicanos	2.75	04/21/27	1,232,302
	$1,400	Petroleos Mexicanos	6.50	03/13/27	1,351,498
	1,400	Petroleos Mexicanos	6.84	01/23/30	1,268,256
		Total Mexico			9,856,031

		New Zealand (1.4%)
NZD	7,800	New Zealand Government Bond	4.25	05/15/34	4,315,323
	13,300	New Zealand Government Bond	4.50	05/15/30	7,671,247
		Total New Zealand			11,986,570

		Nigeria (0.1%)
	$1,200	Nigeria Government International Bond	7.375	09/28/33	1,045,128

		Peru (0.8%)
PEN	27,000	Peru Government Bond	6.15	08/12/32	7,264,838

		Saudi Arabia (0.3%)
	$2,100	Saudi Government International Bond (a)	5.125	01/13/28	2,117,595

		South Africa (0.8%)
ZAR	135,820	Republic of South Africa Government Bond	8.875	02/28/35	6,596,703

		Turkey (0.5%)
TRY	136,360	Turkiye Government Bond	30.00	09/12/29	3,964,817
		Total Sovereign (Cost $70,378,826)			69,598,401

		Agency Fixed Rate Mortgages (8.9%)
		Federal Home Loan Mortgage Corporation,
	$11,140	Conventional Pools:	6.00	03/01/54 - 07/01/54	11,250,041
	1	Gold Pool:	6.50	10/01/32	531
		Federal National Mortgage Association, Conventional Pools:
	11		6.50	05/01/28 - 01/01/32	11,289
	2		7.00	11/01/32	1,927

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
	February TBA:
$23,350	(f)	5.50%	02/01/55	$23,078,191
37,756	(f)	6.00	02/01/55	38,027,856
	Government National Mortgage Association, Various Pools:
3,679		6.00	08/20/53	3,778,123
—@		7.50	07/20/25	143
1		8.00	01/15/30 - 05/15/30	1,295
	Total Agency Fixed Rate Mortgages (Cost $75,605,044)			76,149,396

	Asset-Backed Securities (12.4%)
585	ABFC Trust
	1 Month Term SOFR + 1.16%	5.475(g)	08/25/33	578,228
2,649	AMSR Trust (a)	3.867	01/19/39	2,559,949
500	Apidos CLO XXXV Ltd.
	3 Month Term SOFR + 6.01% (a)	10.305(g)	04/20/34	503,029
1,500	Barings CLO Ltd., Class D2R
	3 Month Term SOFR + 4.60% (a)	8.902(g)	07/15/37	1,531,433
1,500	Battalion CLO XXV Ltd., Class D
	3 Month Term SOFR + 4.35% (a)	8.643(g)	03/13/37	1,534,927
1,171	Bayview Financial Revolving Asset Trust
	1 Month Term SOFR + 1.11% (a)	5.43 (g)	02/28/40	1,082,619
1,000	Benefit Street Partners CLO XV Ltd., Class D2R
	3 Month Term SOFR + 4.50% (a)	8.802(g)	07/15/37	1,014,741
1,134	Blackbird Capital Aircraft Lease Securitization Ltd. (a)	6.50	12/16/41	1,131,322
750	Brookhaven Park CLO Ltd., Class D
	3 Month Term SOFR + 3.60% (a)	7.893(g)	04/19/37	771,668
1,500	Bryant Park Funding Ltd., Class D
	3 Month Term SOFR + 4.30% (a)	8.602(g)	04/15/37	1,536,255
310	Business Loan Express Business Loan Trust
	1 Month Term SOFR + 0.51% (a)	4.813(g)	10/20/40	286,572
892	Cascade MH Asset Trust (a)	4.00 (g)	11/25/44	838,361
454	Chase Funding Loan Acquisition Trust	5.50	08/25/34	429,151
143	Citigroup Mortgage Loan Trust, Inc.
	1 Month Term SOFR + 3.11% (a)	7.425(g)	07/25/44	203,247
1,966	Conn's Receivables Funding LLC (a)	10.00	01/17/28	1,936,482
1,500	Countrywide Asset-Backed Certificates Trust	3.445(g)	03/25/35	1,308,010
	1 Month Term SOFR + 1.69%
1,212	ECAF I Ltd. (Cayman Islands) (a)	4.947	06/15/40	926,991
1,500	Elmwood CLO 32 Ltd., Class D1
	3 Month Term SOFR + 2.85% (a)	7.647(g)	10/18/37	1,524,408

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$1,000	Elmwood CLO VIII Ltd., Class DR
		3 Month Term SOFR + 3.80% (a)	8.093(g)%	04/20/37	$1,023,744
	1,500	Empower CLO Ltd., Class D1
		3 Month Term SOFR + 3.75% (a)	8.05 (g)	04/25/37	1,521,261
	6,000	Finance of America HECM Buyout (a)	6.00 (g)	10/01/34	5,334,345
	2,893	FirstKey Homes Trust, Class F3 (a)	3.686	08/17/38	2,747,311
		FMC GMSR Issuer Trust, Class A
	4,000	(a)	3.62 (g)	07/25/26	3,713,132
	1,600	(a)	4.44 (g)	10/25/26	1,471,268
	2,000	(a)	4.45 (g)	01/25/26	1,931,098
	4,000	(a)	7.17	04/25/27	3,927,248
	3,000	(a)	7.90	07/25/27	3,045,142
	2,732	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00	12/15/44	2,131,037
	1,000	Galaxy 33 CLO Ltd., Class D1
		3 Month Term SOFR + 3.55% (a)	7.843(g)	04/20/37	1,017,106
	1,500	Golub Capital Partners CLO 72 B Ltd., Class D
		3 Month Term SOFR + 4.00% (a)	8.30 (g)	04/25/37	1,529,943
		GSAA Home Equity Trust
	40	1 Month Term SOFR + 1.99%	6.30 (g)	12/25/34	39,646
	322		6.502	11/25/36	122,645
		Harvest SBA Loan Trust, Class A
	2,923	SOFR30A + 2.25% (a)	6.703(g)	12/25/51	2,933,921
	1,540	SOFR30A + 3.25% (a)	7.703(g)	10/25/50	1,567,567
	1,500	Harvest U.S. CLO Ltd., Class D1
		3 Month Term SOFR + 3.25% (a)	8.059(g)	10/15/37	1,530,980
EUR	600	Hestia Financing
		3 Month EURIBOR + 2.50% (Cyprus)	5.244(g)	12/31/46	592,409
	$2,458	Horizon Aircraft Finance IV Ltd., Class A (a)	5.375	09/15/49	2,390,862
	190	JOL Air Ltd. (Cayman Islands) (a)	4.948	04/15/44	185,104
	500	KKR CLO 16 Ltd.
		3 Month Term SOFR + 7.37% (a)	11.665(g)	10/20/34	503,811
	874	LoanMe Trust Prime (a)	5.00	09/15/34	852,728
	1,500	Madison Park Funding LV Ltd., Class D1R
		3 Month Term SOFR + 3.15% (a)	7.443(g)	07/18/37	1,524,761
		Magnetite XXII Ltd., Class DRR
	1,000	3 Month Term SOFR + 2.90% (a)	7.202(g)	07/15/36	1,011,361
	1,000	3 Month Term SOFR + 4.15% (a)	8.452(g)	07/15/36	1,008,259
	867	METAL LLC (a)	4.581	10/15/42	589,805
	1,810	Mortgage Subordinate Trust, Class A (a)	0.00 (g)	12/29/31	1,471,761
	1,737	New Residential Mortgage LLC, Class A (a)	5.437	06/25/25	1,735,030

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
$557	Newtek Small Business Loan Trust	7.60 (g)%	12/25/48	$551,035
	Daily U.S. Prime Rate + 0.10% (a)
3,299	NRM FNT1 Excess LLC, Class A (a)	7.398	11/25/31	3,341,329
1,046	NRZ Excess Spread-Collateralized Notes, Class A (a)	3.104	07/25/26	1,011,738
590	NRZ Excess Spread-Collateralized Notes, Class A (a)	2.981	03/25/26	574,449
1,250	Oaktree CLO Ltd., Class D2RR
	3 Month Term SOFR + 4.70% (a)	8.993(g)	07/20/37	1,274,848
2,828	Oakwood Mortgage Investors, Inc., Class A4	7.405(g)	06/15/31	244,713
	OCP CLO Ltd., Class DR
1,000	3 Month Term SOFR + 3.35% (a)	7.658(g)	07/16/35	1,007,522
1,500	3 Month Term SOFR + 3.75% (a)	8.04 (g)	04/23/37	1,529,435
1,000	3 Month Term SOFR + 4.40% (a)	8.693(g)	10/20/37	1,028,293
1,500	Palmer Square CLO Ltd., Class CR
	3 Month Term SOFR + 3.90% (a)	8.193(g)	04/18/37	1,534,793
3,000	PMT FMSR Issuer Trust
	1 Month Term SOFR + 3.11% (a)	7.425(g)	03/25/26	3,013,727
4,000	PNMAC GMSR Issuer Trust, Class A
	1 Month Term SOFR + 3.20% (a)	7.511(g)	03/25/29	4,054,841
2,500	Progress Residential Trust, Class F (a)	4.053	11/17/40	2,360,415
3,070	Raptor Aircraft Finance I LLC (a)	4.213	08/23/44	2,706,410
	ReadyCap Lending Small Business Loan Trust
115	Daily U.S. Prime Rate - 0.50% (a)	7.00 (g)	12/27/44	115,039
2,234	Daily U.S. Prime Rate + 0.07% (a)	7.57 (g)	04/25/48	2,291,821
1,771	Shenton Aircraft Investment Ltd. (a)	4.75	10/15/42	1,701,882
	STAR Trust, Class D
800	1 Month Term SOFR + 2.45% (a)	6.748(g)	02/17/42	806,465
3,000	1 Month Term SOFR + 2.55% (a)	6.856(g)	05/17/39	3,000,771
814	Start II Ltd. (Bermuda) (a)	4.089	03/15/44	801,236
987	Start Ltd. (a)	4.089	05/15/43	960,950
1,000	TICP CLO VI Ltd.
	3 Month Term SOFR + 6.51% (a)	10.814(g)	01/15/34	1,010,735
	Trinitas CLO VI Ltd.
1,000	3 Month Term SOFR + 4.01% (a)	8.312(g)	01/25/34	1,003,250
1,000	3 Month Term SOFR + 7.08% (a)	11.378(g)	01/25/34	954,718
2,500	VINE Trust (a)	4.75	12/17/40	2,295,543
	Total Asset-Backed Securities (Cost $107,599,106)			106,326,636

	Collateralized Mortgage Obligations - Agency Collateral Series (0.3%)
	Federal National Mortgage Association,
	IO REMIC
176		1.54 (g)	03/25/44	9,707

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)		Coupon Rate	Maturity Date	Value
$353		2.03 (g)%	10/25/39	$20,348
35	6.44% - SOFR30A	2.085(h)	08/25/41	637
502	Government National Mortgage Association, IO
	6.14% - 1 Month Term SOFR	1.837(h)	12/20/42	47,967
2,791	RCO VII Mortgage LLC, Class A1 (a)	7.021	01/25/29	2,801,441
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $2,799,472)			2,880,100

	Commercial Mortgage-Backed Securities (4.3%)
2,500	BAHA Trust, Class B (Bahamas) (a)	7.069(g)	12/10/41	2,595,292
2,647	Bayview Commercial Asset Trust, Class A4A
	1 Month Term SOFR + 1.61% (a)	5.925(g)	12/25/37	2,328,660
1,773	BPR Trust, Class A
	1 Month Term SOFR + 1.86% (a)	6.171(g)	06/15/38	1,767,402
900	Citigroup Commercial Mortgage Trust (a)	3.503(g)	12/10/41	725,407
	Commercial Mortgage Trust
1,500	(a)	3.40 (g)	08/15/57	1,362,561
21	(a)	4.68 (g)	07/15/47	20,064
1,660	COOF Securitization Trust, IO (a)	2.762(g)	10/25/40	89,304
2,313	COOF Securitization Trust II, IO (a)	2.086(g)	08/25/41	123,571
	Credit Suisse Mortgage Trust, Class A
2,447	1 Month Term SOFR + 3.57% (a)	7.88 (g)	05/09/25	2,402,180
3,849	1 Month Term SOFR + 3.83% (a)	8.136(g)	08/15/26	3,579,022
	Federal Home Loan Mortgage Corporation
	IO
7,000		2.628(g)	01/25/49	904,662
6,430		3.068(g)	11/25/36	1,537,986
9,926		4.334(g)	11/25/55	2,557,353
189	FREMF Mortgage Trust
	SOFR30A + 5.36% (a)	9.892(g)	07/25/26	107,414
	Harvest Commercial Capital Loan Trust, Class A
2,952		6.164	10/25/56	3,008,620
2,500	(a)	5.964(g)	04/25/52	2,314,369
2,000	ICNQ Mortgage Trust, Class E (a)	6.348(g)	12/10/34	1,972,435
136	JPMBB Commercial Mortgage Securities Trust (a)	4.09 (g)	09/15/47	117,464
	KGS-Alpha SBA COOF Trust
	IO
196	(a)	2.85 (g)	04/25/40	7,984
377	(a)	3.282(g)	07/25/41	22,706
1,500	MFT Mortgage Trust (a)	3.283(g)	08/10/40	1,131,778
1,500	MKT 2020-525M Mortgage Trust (a)	2.941(g)	02/12/40	817,106

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$2,000	Natixis Commercial Mortgage Securities Trust (a)	4.135(g)%	05/15/39	$1,715,354
	3,000	SG Commercial Mortgage Securities Trust (a)	3.477(g)	09/15/39	2,474,081
	675	Sutherland Commercial Mortgage Trust (a)	2.23 (g)	12/25/41	597,844
EUR	318	Taurus 2018-1 IT SRL
		3 Month EURIBOR + 2.78% (Italy)	5.785(g)	05/18/32	329,907
		Velocity Commercial Capital Loan Trust
	$432	(a)	6.90	05/25/47	431,336
	2,023	(a)	6.58 (g)	04/25/54	2,080,668
		Total Commercial Mortgage-Backed Securities (Cost $38,563,519)			37,122,530

		Mortgages - Other (20.7%)
	2,500	ATLX Trust, Class M1 (a)	4.285(g)	04/25/64	2,323,344
	66	Banc of America Alternative Loan Trust
		1 Month Term SOFR + 0.76%	5.075(g)	07/25/46	52,483
		Banc of America Funding Trust
	4		5.25	07/25/37	4,299
	326		5.50	09/25/35	305,396
	41		6.00	07/25/37	35,126
GBP	800	Banna RMBS DAC
		3 Month GBP SONIA + 3.50% (United Kingdom)	8.228(g)	12/30/63	989,786
	$61	BCAP LLC Trust (a)	4.555(g)	03/26/37	56,560
	43	Bear Stearns ARM Trust	4.202(g)	05/25/47	36,291
	20	Bear Stearns Asset Backed Securities Trust	5.29 (g)	07/25/36	20,094
	4,000	Boston Lending Trust (a)	3.25 (g)	05/25/62	3,562,071
		Brean Asset Backed Securities Trust
	2,965	(a)	1.40 (g)	10/25/63	2,729,175
	5,272	(a)	4.00	09/25/63	4,957,836
	2,586	(a)	4.50 (g)	03/25/78	2,510,948
		Cascade Funding Mortgage Trust, Class M1
	2,399	(a)	2.00 (g)	09/25/50	2,334,281
	1,060	(a)	2.00 (g)	02/25/52	956,585
	2,000	(a)	3.00 (g)	05/25/34	1,672,262
	4,000	(a)	3.00 (g)	06/25/34	3,284,149
	4,500	(a)	3.25 (g)	11/25/35	4,371,967
	5,500	(a)	3.75 (g)	04/25/25	5,263,341
	5,500	(a)	4.25 (g)	04/25/33	4,975,832
	2,445	(a)	6.405	11/25/29	2,445,756
		Champs Trust, Class A
	2,722	(a)	8.79 (g)	11/25/59	2,837,592

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$3,177	(a)	8.791(g)%	07/25/59	$3,301,426
	53	ChaseFlex Trust	6.50	02/25/35	36,172
		CHL Mortgage Pass-Through Trust
	229		5.155(g)	09/25/34	209,132
	67		5.50	05/25/34	64,996
	649		6.00	12/25/36	372,258
	1,147	CIM Trust (a)	5.569	07/25/55	1,145,602
	53	Citigroup Mortgage Loan Trust, Inc.	5.147(g)	11/25/36	47,268
		Countrywide Alternative Loan Trust
	40		4.185(g)	05/25/36	38,087
	31		4.443(g)	08/25/35	29,024
	101		4.50 (g)	10/25/35	94,846
	73	1 Month Term SOFR + 0.47%	4.785(g)	05/25/47	67,577
	151	1 Month Term SOFR + 0.61%	4.925(g)	10/25/35	94,040
	16		5.50	02/25/36	8,206
	338		6.00	04/25/36	161,802
		Countrywide Reperforming Loan REMIC Trust
		REMIC
	91	(a)	6.50	03/25/35	95,556
	73	(a)	7.50	11/25/34	62,093
	6,511	Credit Suisse First Boston Mortgage Securities Corp., Class B
		1 Month Term SOFR + 2.96% (a)	4.053(g)	03/25/45	7,231,876
		CSFB Mortgage-Backed Pass-Through Certificates
	166		6.50	12/25/33	166,631
	205		7.50	10/25/32	205,661
	1,653	CSMC Mortgage-Backed Trust	6.50	05/25/36	417,379
	2,738	Ellington Financial Mortgage Trust (a)	4.50 (g)	03/25/54	2,531,740
EUR	72	EMF-NL Prime BV
		3 Month EURIBOR + 0.80% (Netherlands)	3.548(g)	04/17/41	74,124
	2,183	Eurohome Italy Mortgages Srl, Class A
		3 Month EURIBOR + 0.60% (Italy)	3.662(g)	11/02/54	2,176,021
	593	Eurohome Mortgages PLC
		3 Month EURIBOR + 0.21% (Germany)	3.266(g)	08/02/50	587,856
		Finance of America Structured Securities Trust, Class A1
	$3,620	(a)	2.00 (g)	06/25/52	3,558,171
	2,841	(a)	3.50	04/25/74	2,716,842
	3,980	(a)	3.50	11/25/74	3,741,797

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$1,290	GITSIT Mortgage Loan Trust, Class A1 (a)	7.466%	06/25/54	$1,291,275
GBP	1,400	Great Hall Mortgages No. 1 PLC
		3 Month GBP SONIA + 3.12% (United Kingdom)	7.846(g)	06/18/38	1,685,024
		GSR Mortgage Loan Trust
	$76		4.177(g)	03/25/37	40,916
	9		4.285(g)	05/25/35	6,641
	246		5.569(g)	12/25/34	230,422
	830	PAC	5.50	03/25/35	730,107
	142	HarborView Mortgage Loan Trust	5.507(g)	05/19/33	132,658
	1,066	Headlands Residential 2021-RPL1 LLC (a)	2.487(g)	09/25/26	1,054,958
EUR	514	IM Pastor 4 FTA
		3 Month EURIBOR + 0.14% (Spain)	2.979(g)	03/22/44	477,146
	$2,463	Imperial Fund Mortgage Trust, Class A1 (a)	7.369	11/25/67	2,495,040
	111	JP Morgan Alternative Loan Trust	6.00	12/25/35	75,372
	3,301	La Hipotecaria Panamanian Mortgage Trust (Panama) (a)	4.35	07/13/52	2,962,234
EUR	689	Lansdowne Mortgage Securities No. 2 PLC
		3 Month EURIBOR + 0.34% (Ireland)	3.226(g)	09/16/48	649,337
	$338	Lehman Mortgage Trust	6.50	09/25/37	108,882
	2,200	LHOME Mortgage Trust, Class A1 (a)	8.00	08/25/28	2,235,233
		Ludgate Funding PLC
EUR	794	3 Month EURIBOR + 0.85% (United Kingdom)	3.528(g)	01/01/61	777,115
	454	3 Month EURIBOR + 1.10% (United Kingdom)	3.778(g)	01/01/61	436,017
		Mansard Mortgages PLC
GBP	348	3 Month GBP SONIA + 1.22% (United Kingdom)	5.947(g)	10/15/48	408,630
	251	3 Month GBP SONIA + 2.12% (United Kingdom)	6.847(g)	12/15/49	310,627
	538	3 Month GBP SONIA + 3.12% (United Kingdom)	7.847(g)	12/15/49	668,873
	$433	MASTR Alternative Loan Trust	6.00	05/25/33	412,930
	25	MASTR Asset Securitization Trust
		1 Month Term SOFR + 6.00%	6.00 (g)	06/25/36	15,972
	975	Merrill Lynch Mortgage Investors Trust, IO (a)	0.00 (g)	02/25/36	10
GBP	2,000	Mortgage Funding PLC
		3 Month GBP SONIA + 3.32% (United Kingdom)	8.046(g)	03/13/46	2,480,986
	$57	MortgageIT Trust
		1 Month Term SOFR + 1.01%	5.325(g)	10/25/35	57,044
GBP	567	Newgate Funding PLC
		3 Month GBP SONIA + 3.12% (United Kingdom)	7.847(g)	12/15/50	685,895
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$1,951		5.755(g)	06/25/36	534,281
	96		7.825(g)	06/25/36	79,888

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		NYMT Loan Trust, Class A
	$3,500	(a)(e)	6.381%	02/25/30	$3,499,998
	1,630	(a)	7.154	02/25/29	1,650,528
		Ocwen Loan Investment Trust, Class M1
	3,000	(a)	3.00 (g)	06/25/36	2,870,782
	1,900	(a)	3.00	02/25/37	1,738,282
	1,500	Onity Loan Investment Trust (a)	5.00 (g)	08/25/37	1,328,420
	1,149	PMC PLS ESR Issuer LLC (a)	5.114	02/25/27	1,147,218
		PRET LLC, Class A1
	2,378	(a)	4.843	09/25/51	2,367,781
	5,560	(a)	7.021	02/25/54	5,587,428
		PRKCM Trust, Class A1
	1,257	(a)	6.598	02/25/58	1,269,792
	1,599	(a)	7.225	11/25/58	1,637,381
	1,555	PRPM LLC (a)	4.00	05/25/54	1,336,073
		Residential Accredit Loans, Inc. Trust
	48		6.00	04/25/36	35,512
	27		6.00	01/25/37	21,154
	203	RFMSI Trust	6.00	07/25/36	177,956
	988	RiverView HECM Trust
		1 Month Term SOFR + 0.38%	4.695(g)	05/25/47	859,830
GBP	396	RMAC Securities No. 1 PLC
		3 Month GBP SONIA + 0.59% (United Kingdom)	5.316(g)	06/12/44	479,477
		RMF Buyout Issuance Trust
	$3,500	(a)	3.63 (g)	10/25/50	3,105,467
	1,200	(a)	3.69 (g)	11/25/31	1,127,329
	4,000	(a)	4.50 (g)	04/25/32	3,264,330
	8,992	(a)	6.00	10/25/50	6,349,920
	4,418	(a)	6.00 (g)	11/25/31	3,888,136
		RMF Proprietary Issuance Trust, Class A1
	2,684	(a)	3.00 (g)	01/25/62	2,426,098
	2,624	(a)	3.25 (g)	04/26/60	2,240,547
	3,000	(a)	3.75 (g)	06/25/62	2,554,444
	1,000	(a)	4.00 (g)	08/25/62	946,182
		Saluda Grade Alternative Mortgage Trust, Class A1
	4,000	(a)	7.118	01/25/30	4,025,611
	4,000	(a)	7.50	02/25/30	4,031,787
	4,000	(a)	7.762	04/25/30	4,059,981
		Seasoned Credit Risk Transfer Trust, Class M
	3,250	(a)	4.25 (g)	08/25/59	3,081,060
	2,500	(a)	4.25 (g)	05/25/60	2,367,798

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$5,500	(a)	4.50 (g)%	02/25/59	$5,161,260
	4,435		4.75 (g)	10/25/58	4,300,314
	132	Sequoia Mortgage Trust
		1 Month Term SOFR + 0.73%	5.033(g)	07/20/33	123,104
	332	Stanwich Mortgage Loan Co. LLC (a)	6.235	10/16/26	333,092
	42	STARM Mortgage Loan Trust	5.031(g)	10/25/37	37,364
		Structured Adjustable Rate Mortgage Loan Trust
	253		4.694(g)	11/25/34	223,341
	253		5.863(g)	02/25/35	248,505
	340	Structured Asset Mortgage Investments II Trust	4.105(g)	04/19/35	302,543
	966	Structured Asset Securities Corp., IO (a)	0.00 (g)	07/25/35	7,266
EUR	1,686	TDA 27 FTA
		3 Month EURIBOR + 0.19% (Spain)	2.905(g)	12/28/50	1,539,341
	$197	Wells Fargo Alternative Loan Trust	7.947(g)	07/25/37	199,605
		Total Mortgages - Other (Cost $175,862,805)			177,956,907

		Senior Loan Interests (0.3%)
	3,000	Cuenca Enterprises, Inc. 3 Month USD LIBOR + 7.33% (Cayman Islands) (i) (acquired 12/07/2021) (Cost $3,000,000)	12.882(g)	12/15/26	3,000,000

		Supranational (0.6%)
	1,800	African Export-Import Bank (a)	3.798	05/17/31	1,577,757
		Banque Ouest Africaine de Developpement
EUR	1,970		2.75	01/22/33	1,743,002
	$2,140	(a)	4.70	10/22/31	1,928,327
		Total Supranational (Cost $5,445,523)			5,249,086

Number of Shares (000)
		Investment Companies (3.7%)
	589	Eaton Vance Floating-Rate ETF (j)			29,655,031
	57	iShares Broad USD High Yield Corporate Bond ETF			2,125,530
		Total Investment Companies (Cost $31,941,010)			31,780,561

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Short-Term Investments (12.8%)
		U.S. Treasury Securities (4.5%)
		U.S. Treasury Bill
	$8,850	(k)	4.285%	03/20/25	$8,801,565
	23,500	(k)(l)	4.307	05/06/25	23,248,623
	6,660	(k)	4.309	03/20/25	6,623,259
	360	(k)(l)	4.318	05/06/25	356,149
		Total U.S. Treasury Securities (Cost $39,023,773)			39,029,596

Number of Shares (000)
		Investment Company (6.8%)
	58,347	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.31% (m) (Cost $58,346,627)			58,346,627

		Securities held as Collateral on Loaned Securities (0.5%)
		Investment Company (0.5%)
	4,795	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.31% (m) (Cost $4,795,493)			4,795,493

Principal Amount (000)			Coupon Rate	Maturity Date
		Sovereign (1.0%)
		Egypt (1.0%)
EGP	93,250	Egypt Treasury Bill	29.004%	03/18/25	1,795,123
	125,000	Egypt Treasury Bill	29.94	03/25/25	2,389,702
	217,675	Egypt Treasury Bill	30.30	02/18/25	4,276,616
		Total Egypt			8,461,441
		Total Short-Term Investments (Cost $110,642,615)			110,633,157
		Total Investments (Cost $931,754,557) including $5,982,369 of Securities Loaned (n)(o)		107.4%	924,263,936
		Liabilities in Excess of Other Assets		(7.4)	(63,969,128)
		Net Assets		100.0%	$860,294,808

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

ARM	Adjustable Rate Mortgages.
CLO	Collateralized Loan Obligation.
CR	Custodial Receipts.
DAC	Designated Activity Company.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
HECM	Home Equity Conversion Mortgage.
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment-in-Kind.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-Day Average Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
@	Value is less than $500.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of January 31, 2025. Maturity date disclosed is the ultimate maturity date.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of January 31, 2025.
(d)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(e)	When-issued security.
(f)	Security is subject to delayed delivery.
(g)	Floating or variable rate securities: The rates disclosed are as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(h)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2025.
(i)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at
January 31, 2025 amounts to $3,000,000 and represents 0.3% of net assets.
(j)	The Fund invests in Eaton Vance Floating-Rate ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Floating-Rate ETF. For the three months ended January 31, 2025, advisory fees paid were reduced by $41,379 relating to the Fund's investment in the Eaton Vance Floating-Rate ETF.
(k)	Rate shown is the yield to maturity at January 31, 2025.
(l)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(m)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended January 31, 2025, advisory fees paid were reduced by $13,753 relating to the Fund's investment in the Liquidity Fund.
(n)	Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)	At January 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,862,940 and the aggregate gross unrealized depreciation is $25,518,746, resulting in net unrealized depreciation of $9,655,806.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2025:

Counterparty	Contracts to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	AUD	1,630,286		$1,011,077	4/10/25	$(2,798)
Australia & New Zealand Banking Group Ltd.	CAD	670,438		$467,498	4/10/25	4,870
Australia & New Zealand Banking Group Ltd.	EUR	2,089,850		$2,181,367	4/10/25	6,517
Australia & New Zealand Banking Group Ltd.	EUR	167,949		$175,268	4/10/25	488
Australia & New Zealand Banking Group Ltd.	NZD	21,738,331		$12,198,008	4/10/25	(77,740)
Australia & New Zealand Banking Group Ltd.		$2,174,573	EUR	2,089,850	2/4/25	(6,561)
Australia & New Zealand Banking Group Ltd.		$3,973,472	JPY	619,636,000	4/10/25	51,478
Bank of America NA	AUD	321		$203	4/10/25	3
Barclays Bank PLC		$6,922,079	ZAR	130,374,795	4/10/25	17,738
BNP Paribas SA	EUR	188,958,521		$194,406,195	4/10/25	(2,237,728)
BNP Paribas SA		$12,247,424	AUD	19,887,363	4/10/25	120,539
BNP Paribas SA		$8,150,483	JPY	1,272,830,000	4/10/25	117,399
BNP Paribas SA	ZAR	323,682,102		$16,961,004	4/10/25	(268,512)
Citibank NA	MXN	47,217,332		$2,246,102	4/10/25	(9,943)
Goldman Sachs International	PEN	24,378,147		$6,430,193	4/10/25	(106,894)
Goldman Sachs International		$6,997,181	ZAR	134,333,347	4/10/25	153,349
Goldman Sachs International	ZAR	68,800,000		$3,560,192	4/10/25	(102,014)
HSBC Bank PLC	EUR	3,473,550		$3,584,947	4/10/25	(29,880)
Royal Bank of Canada	CAD	35,567,000		$24,753,712	4/10/25	211,128
Royal Bank of Canada	DKK	25,754,136		$3,556,241	4/10/25	(37,814)
Standard Chartered Bank	GBP	9,124,325		$11,100,787	4/10/25	(210,017)
Standard Chartered Bank	MXN	5,888,416		$283,780	4/10/25	2,431
Standard Chartered Bank		$6,584	GBP	5,285	4/10/25	(33)
						$(2,403,994)

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value	Unrealized Appreciation (Depreciation)
Long:
German Euro-Bobl Index (Germany)	498	Mar-25	EUR	49,800	$60,667,318	$(316,605)
German Euro-Bund Index (Germany)	53	Mar-25		5,300	7,286,244	35,870
U.S. Treasury 10 yr. Note (United States)	302	Mar-25		$30,200	32,870,812	(246,949)
U.S. Treasury 10 yr. Ultra Note (United States)	232	Mar-25		23,200	25,839,000	(4,326)
U.S. Treasury 2 yr. Note (United States)	83	Mar-25		16,600	17,066,875	12,488
U.S. Treasury 5 yr. Note (United States)	1,036	Mar-25		103,600	110,220,687	(310,813)
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	45	Mar-25	EUR	(4,500)	(6,018,374)	(3,506)
French Government Bond Index (Germany)	82	Mar-25		(8,200)	(10,495,545)	(118,536)
SFE 10 yr. Australian Bond Index (Australia)	64	Mar-25	AUD	(6,400)	(4,468,901)	75,169
U.S. Treasury Ultra Long Bond (United States)	267	Mar-25		$(26,700)	(31,631,156)	645,218
						$(231,990)

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ▪ January 31, 2025 (unaudited) continued

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at January 31, 2025:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value	Upfront Payment Paid	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.590%	Monthly/Monthly	12/13/27	MXN	165,765	$(31,042)	$—	$(31,042)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.590	Monthly/Monthly	12/13/27		165,765	(30,341)	—	(30,341)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.610	Monthly/Monthly	12/10/27		112,720	(18,336)	—	(18,336)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.640	Monthly/Monthly	12/10/27		218,810	(27,341)	—	(27,341)
Morgan Stanley & Co. LLC	3 Month NZDBB	Pay	4.150	Quarterly/Semi-Annual	1/28/35	NZD	18,235	57,237	—	57,237
Morgan Stanley & Co. LLC	6 Month BBSW	Receive	4.510	Semi-Annual/Semi-Annual	1/24/35	AUD	16,735	(88,891)	—	(88,891)
Morgan Stanley & Co. LLC	TONAR	Receive	0.840	Annual/Annual	1/6/30	JPY	4,221,790	81,856	—	81,856
Morgan Stanley & Co. LLC	TONAR	Receive	0.770	Annual/Annual	11/18/29		2,531,000	85,195	—	85,195
Morgan Stanley & Co. LLC	TONAR	Receive	0.680	Annual/Annual	10/22/29		2,762,000	157,758	—	157,758
Morgan Stanley & Co. LLC	TONAR	Receive	0.660	Annual/Annual	10/21/29		2,252,500	142,974	—	142,974
Morgan Stanley & Co. LLC	TONAR	Receive	0.660	Annual/Annual	10/21/29		2,252,500	141,730	—	141,730
								$470,799	$—	$470,799

BBSW	Australia's Bank Bill Swap.
NZDBB	New Zealand Dollar Bank Bill.
SFE	Sydney Futures Exchange.
TIIE	Interbank Equilibrium Interest Rate.
TONAR	Tokyo Overnight Average Rate.
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Portfolio Composition* (Unaudited)

CLASSIFICATION	Percentage of Total Investments
Corporate Bonds	33.0%
Mortgages - Other	19.3
Asset-Backed Securities	11.6
Short-Term Investments	11.5
Agency Fixed Rate Mortgages	8.3
Sovereign	7.6
Commercial Mortgage-Backed Securities	4.0
Investment Companies	3.5
Supranational	0.6
Collateralized Mortgage Obligations - Agency Collateral Series	0.3
Senior Loan Interests	0.3
Total	100.0	%**

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of January 31, 2025.
**	Does not include open futures contracts with a value of $306,564,912 and net unrealized depreciation of $231,990. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $2,403,994. Also does not include open swap agreements with net unrealized appreciation of $470,799.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ▪ January 31, 2025 (unaudited)

Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a whollyowned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from the reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) when market quotations are not readily available as defined by Rule 2a−5 under the Act, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a−5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ▪ January 31, 2025 (unaudited) continued

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements ▪ January 31, 2025 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Corporate Bonds	$—	$303,567,162	$—	$303,567,162
Sovereign	—	69,598,401	—	69,598,401
Agency Fixed Rate Mortgages	—	76,149,396	—	76,149,396
Asset-Backed Securities	—	106,326,636	—	106,326,636
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,880,100	—	2,880,100
Commercial Mortgage-Backed Securities	—	37,122,530	—	37,122,530
Mortgages - Other	—	177,956,907	—	177,956,907
Senior Loan Interests	—	3,000,000	—	3,000,000
Supranational	—	5,249,086	—	5,249,086
Total Fixed Income Securities	—	781,850,218	—	781,850,218
Investment Companies	31,780,561	—	—	31,780,561
Short-Term Investments
U.S. Treasury Securities	—	39,029,596	—	39,029,596
Investment Company	63,142,120	—	—	63,142,120
Sovereign	—	8,461,441	—	8,461,441
Total Short-Term Investments	63,142,120	47,491,037	—	110,633,157
Foreign Currency Forward Exchange Contracts	—	685,940	—	685,940
Futures Contracts	768,745	—	—	768,745
Centrally Cleared Interest Rate Swap Agreements	—	666,750	—	666,750
Total Assets	95,691,426	830,693,945	—	926,385,371
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(3,089,934)	—	(3,089,934)
Futures Contracts	(1,000,735)	—	—	(1,000,735)
Centrally Cleared Interest Rate Swap Agreements	—	(195,951)	—	(195,951)
Total Liabilities	(1,000,735)	(3,285,885)	—	(4,286,620)
Total	$94,690,691	$827,408,060	$—	$922,098,751

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.